FI - Roll-forward of net assets measured at fair value on recurring basis (Details 6) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr 3,558	SFr 11,466
Transfers in, net assets/liabilities	716	86
Transfers out, net assets/liabilities	1,163	(3,624)
Purchases, net assets/liabilities	16,824	11,338
Sales, net assets/liabilities	(19,974)	(17,836)
Issuances, net assets/liabilities	(3,094)	(389)
Settlements, net assets/liabilities	1,003	2,544
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	33	(96)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(1,544)	(20)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	2	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(321)	(123)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(88)	(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(69)	(281)
Foreign currency translation impact, net assets/liabilities	(118)	490
Balance at beginning of period, net assets/liabilities	(1,909)	3,558
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	3,563	11,474
Transfers in, net assets/liabilities	716	87
Transfers out, net assets/liabilities	1,163	(3,624)
Purchases, net assets/liabilities	16,798	11,315
Sales, net assets/liabilities	(19,947)	(17,813)
Issuances, net assets/liabilities	(3,092)	(389)
Settlements, net assets/liabilities	998	2,543
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	33	(96)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	(1,542)	(20)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	2	4
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(318)	(123)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(88)	(1)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	(69)	(281)
Foreign currency translation impact, net assets/liabilities	(115)	487
Balance at beginning of period, net assets/liabilities	SFr (1,898)	SFr 3,563